Financial risk management - D.1.1. Fixed and floating rate debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 6,886	$ 5,815
Reasonably possible change in risk variable, percent	1.00%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 6,886	5,815
Reasonably possible change in risk variable, impact on profit before tax	20	9
1 year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	329	281
1–2 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	697	457
2–3 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	1,047	696
3–4 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	1,025	905
4–5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	1,014	683
Greater than 5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 2,773	$ 2,793
Weighted average | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	6.67%	6.22%
Weighted average | 1 year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	7.17%	6.67%
Weighted average | 1–2 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	7.49%	6.99%
Weighted average | 2–3 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	6.47%	7.47%
Weighted average | 3–4 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	7.50%	6.39%
Weighted average | 4–5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	6.27%	6.72%
Weighted average | Greater than 5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	6.32%	5.56%
Fixed rate loans | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 4,851	$ 4,867
Fixed rate loans | 1 year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	228	206
Fixed rate loans | 1–2 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	321	244
Fixed rate loans | 2–3 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	830	410
Fixed rate loans | 3–4 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	688	781
Fixed rate loans | 4–5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	650	639
Fixed rate loans | Greater than 5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	2,135	2,587
Variable rate loans | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	2,035	948
Variable rate loans | 1 year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	100	75
Variable rate loans | 1–2 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	376	213
Variable rate loans | 2–3 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	218	286
Variable rate loans | 3–4 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	337	124
Variable rate loans | 4–5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	365	44
Variable rate loans | Greater than 5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 638	$ 206